Note 12 - Long-Term Debt and Convertible Debentures (Details) (USD $) In Thousands, except Share data, unless otherwise specified	2 Months Ended	9 Months Ended			0 Months Ended		12 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended		12 Months Ended
	Mar. 02, 2012	Sep. 24, 2013	Dec. 31, 2013	Dec. 31, 2012	Jan. 16, 2013 Beginning January 16, 2021 [Member]	Jan. 16, 2013 3.84% Notes [Member]	Dec. 31, 2013 6.40% Senior Notes [Member]	Dec. 31, 2012 6.40% Senior Notes [Member]	Dec. 31, 2013 5.44% Senior Notes [Member]	Dec. 31, 2012 5.44% Senior Notes [Member]	Sep. 24, 2013 6.50% Convertible Debentures [Member]	Dec. 31, 2013 Minimum [Member]	Mar. 02, 2012 Minimum [Member]	Dec. 31, 2013 Maximum [Member]	Mar. 02, 2012 Maximum [Member]
Note 12 - Long-Term Debt and Convertible Debentures (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity (in Dollars)	$ 350,000
Line Of Credit Facility Increase In Borrowing Capacity (in Dollars)	100,000
Credit Facility Term	5 years
Debt Instrument, Interest Rate, Stated Percentage						3.84%	6.40%		5.44%		6.50%		1.25%		3.00%
Debt, Weighted Average Interest Rate			2.00%	2.20%
Line of Credit Facility, Remaining Borrowing Capacity (in Dollars)			166,349	81,247
Letters of Credit Outstanding, Amount (in Dollars)			7,770	10,513
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage												0.25%		0.60%
Senior Notes (in Dollars)						150,000	25,000	37,500	40,000	60,000
Debt Instrument, Term						12 years						1 year		10 years
Debt Instrument, Number of Annual Principal Repayments					5		4
Number Of Annual Principal Payments									5
Convertible Subordinated Debt (in Dollars)				77,000							76,992
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)		2,744,886
Debt Instrument, Convertible, Conversion Price (in Dollars per share)											$ 28.00
Debt Instrument Convertible Debentures Number Of Equity Instruments		35.7143
Repayments of Convertible Debt (in Dollars)											$ 143
Debt Instrument, Interest Rate, Effective Percentage			4.50%	5.10%